Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Schedule of derivative activity by volume

The following table sets forth the Company’s outstanding commodity derivative contracts as of March 31, 2023. All of the Company’s commodity derivative contracts at March 31, 2023 are expected to settle by December 31, 2023.

	2023
	Second Quarter	Third Quarter	Fourth Quarter	Total
Producer 3-way (oil)
Volume (Bbl)	340,263	228,659	208,488	777,410
Weighted-average sub-floor price ($/Bbl)	$62.22	$60.42	$60.43	$61.21
Weighted-average floor price ($/Bbl)	$77.89	$79.25	$80.00	$78.86
Weighted-average ceiling price ($/Bbl)	$99.23	$100.61	$101.92	$100.36
Collar (natural gas)
Volume (Mcf)	3,051,421	2,530,000	2,070,000	7,651,421
Weighted-average floor price ($/Mcf)	$4.12	$4.25	$4.50	$4.27
Weighted-average ceiling price ($/Mcf)	$5.63	$5.90	$6.35	$5.91

	2023				2024	2025
	Second	Third	Fourth
	Quarter	Quarter	Quarter	Total	Total	Total
Collar (oil)
Volume (Bbl)	18,648	48,618	29,304	96,570	486,846	—
Weighted-average floor price ($/Bbl)	$61.50	$61.50	$61.50	$61.50	$58.63	$—
Weighted-average ceiling price ($/Bbl)	$81.60	$81.60	$81.60	$81.60	$78.13	$—
Collar (natural gas)
Volume (Mcf)	—	—	16,650	16,650	1,768,896	766,566
Weighted-average floor price ($/Mcf)	$—	$—	$3.04	$3.04	$3.24	$3.68
Weighted-average ceiling price ($/Mcf)	$—	$—	$4.63	$4.63	$4.89	$5.45
Swaps (natural gas)
Volume (Mcf)	1,058,940	950,382	297,036	2,306,358	—	—
Weighted-average price ($/Mcf)	$3.25	$3.25	$3.25	$3.25	$—	$—

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Producer 3-way (oil)
2023
Volume (Bbl)	431,160	340,263	228,659	208,488	1,208,570
Weighted-average sub-floor price ($/Bbl)	$57.22	$62.22	$60.42	$60.43	$59.79
Weighted-average floor price ($/Bbl)	$70.62	$77.89	$79.25	$80.00	$75.92
Weighted-average ceiling price ($/Bbl)	$96.04	$99.23	$100.61	$101.92	$98.82
Producer 3-way (natural gas)
2023
Volume (Mcf)	2,634,993	—	—	—	2,634,993
Weighted-average sub-floor price ($/Mcf)	$4.41	$—	$—	$—	$4.41
Weighted-average floor price ($/Mcf)	$5.51	$—	$—	$—	$5.51
Weighted-average ceiling price ($/Mcf)	$11.28	$—	$—	$—	$11.28
Collar (natural gas)
2023
Volume (Mcf)	774,634	3,051,421	2,530,000	2,070,000	8,426,055
Weighted-average floor price ($/Mcf)	$5.96	$4.12	$4.25	$4.50	$4.42
Weighted-average ceiling price ($/Mcf)	$9.15	$5.63	$5.90	$6.35	$6.21